Related Party Transactions - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Corporate overhead expense allocated by parent company	$ 9,100,000	$ 10,000,000	$ 10,600,000
Related party payable, net	400,000
Long-term debt	500,000,000
Guaranteed [Member]
Related Party Transaction [Line Items]
Long-term debt		638,200,000
Cash America
Related Party Transaction [Line Items]
Professional fee	18,000
Compensation loans for customers	1,200,000	1,200,000	1,200,000
Consumer loans reimbursement amount	$ 600,000	$ 900,000	$ 1,500,000
Cash America | Maximum
Related Party Transaction [Line Items]
Service Agreements Expiration Date	12 months